Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Pension defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Net interest (income) expense is increased
Other employee future benefit plans [Member]
Disclosure of defined benefit plans [line items]
Net interest (income) expense is increased	$ 1	$ 1	$ 4	$ 2